Amounts Receivable and Prepaid Expenses (Details) - Schedule of amounts receivable and prepaid expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts receivable and prepaid expenses [Abstract]
Prepaid insurance and deposits	$ 709,575	$ 12,622
Receivable from Miner Lease Agreement	911,200
Other receivable	187,529
Total	$ 1,808,304	$ 12,622